TURNOVER TAX (Details) - Tax contingent liability $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Payments for contingent claims	$ 7,742,008
Estimated financial effect of contingent liabilities	$ 4,892,291